BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois  60606
(312) 236-9160

August 30, 2010

EDGAR CORRESPONDENCE

Briccio Barrientos
Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC  20549

Re:  Bruce Fund, Inc. (SEC File Nos. 811-1528 and 2-27183)

Dear Mr. Barrientos:

Enclosed for filing please find Post-Effective Amendment No. 34 to the registration statement on Form N-1A for Bruce Fund, Inc.

The primary purpose of this filing is to add a new Summary Prospectus for the Fund and to add additional disclosure in the SAI required by SEC Release No. IC-29092.  All other sections contain information substantially similar to the currently effective prospectus and SAI for the Fund.

We will submit a 485(b) filing for the Fund marked to show revisions made in response to the Staff’s comments and to include audited financial highlights and other necessary information.  The Fund’s new prospectus is due by October 29, 2010.  We would greatly appreciate your assistance in meeting this deadline.

I look forward to receiving your comments.  If you have any questions regarding the filing, please contact me at (312) 236-9160.

Sincerely,

/s/ R. Jeffrey Bruce

R. Jeffrey Bruce
Vice President and Secretary